FINANCIAL RISK MANAGEMENT - Schedule of fair value assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 499,963	$ 399,985
Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	40,499	66,191
Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	33,796	0
Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,703	3,767
Marketable securities | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	33,796	62,424
Marketable securities | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	33,796	62,424
Marketable securities | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,703	3,767
Investments in debt instruments designated as at FVTPL | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	$ 6,703	$ 3,767